                                 THE GALAXY FUND

                           GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                          GALAXY HIGH QUALITY BOND FUND
                           GALAXY CORPORATE BOND FUND

              RETAIL A SHARES, RETAIL B SHARES AND/OR TRUST SHARES

                         SUPPLEMENT DATED JUNE 20, 2000
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2000


1. The following paragraphs are added to the section entitled "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations" immediately after the paragraphs entitled "Zero Coupons Bonds" on page 21 of the Statement of Additional Information:

          U.S. TREASURY ROLLS

               Each Fund may hold certain investments in connection with U.S. Treasury rolls. In U.S. Treasury rolls, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that a Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. Each Fund intends, however, to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. Each Fund will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price.

               For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into U.S. Treasury rolls that are accounted for as a financing.

2. The second full paragraph on page 24 of the Statement of Additional Information is amended to read as follows:


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               With respect to Investment Limitation No. 2 above, (a) each Fund intends to limit any borrowings (including reverse repurchase agreements) to not more than 10% of the value of its total assets at the time of such borrowing, and (b) mortgage dollar rolls and U.S. Treasury rolls entered into by a Fund that are not accounted for as financings shall not constitute borrowings.


                                      -2-


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                                 THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                            GALAXY EQUITY INCOME FUND
                          GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                            GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                           GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND

                RETAIL A SHARES, RETAIL B SHARES AND TRUST SHARES

                         SUPPLEMENT DATED JUNE 20, 2000
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2000


1. The following paragraphs are added to the section entitled "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations" immediately after the paragraphs entitled "Restricted and Illiquid Securities" on page 30 of the Statement of Additional Information:

          U.S. TREASURY ROLLS

               The Asset Allocation Fund may hold certain investments in connection with U.S. Treasury rolls. In U.S. Treasury rolls, the Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Fund intends, however, to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Fund will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price.

               For financial reporting and tax purposes, the Fund proposes to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The

          Fund does not currently intend to enter into U.S. Treasury rolls that are accounted for as a financing.

2. The first full paragraph on page 37 of the Statement of Additional Information is amended to read as follows:

               With respect to Investment Limitation No. 2 above, (a) the Equity Value Fund intends to limit any borrowings (including reverse repurchase agreements) to not more than 10% of the value of its total assets at the time of such borrowing and each of the Asset Allocation, Equity Income, Strategic Equity, Equity Growth, International Equity and Small Company Equity Funds intends to limit any borrowings (including reverse repurchase agreements) to not more than 33% of the value of its total assets at the time of such borrowing, and (b) mortgage dollar rolls and U.S. Treasury rolls entered into by the Asset Allocation Fund that are not accounted for as financings shall not constitute borrowings.

                                 THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                            GALAXY EQUITY INCOME FUND
                          GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                            GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                           GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                           GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                          GALAXY HIGH QUALITY BOND FUND
                           GALAXY TAX-EXEMPT BOND FUND

                        PRIME A SHARES AND PRIME B SHARES

                         SUPPLEMENT DATED JUNE 20, 2000
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2000


1. The following paragraphs are added to the section entitled "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations" immediately after the paragraphs entitled "Restricted and Illiquid Securities" on page 40 of the Statement of Additional Information:

          U.S. TREASURY ROLLS

               The Asset Allocation, Short-Term Bond, Intermediate Government Income and High Quality Bond Funds may hold certain investments in connection with U.S. Treasury rolls. In U.S. Treasury rolls, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. Each Fund intends, however, to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. Each Fund will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price.

               For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into U.S. Treasury rolls that are accounted for as a financing.

2. The second full paragraph on page 50 of the Statement of Additional Information is amended to read as follows:

               With respect to Investment Limitation No. 2 above, (a) the Equity Value Fund intends to limit any borrowings (including reverse repurchase agreements) to not more than 10% of the value of its total assets at the time of such borrowing and each of the Asset Allocation, Equity Income, Strategic Equity, Equity Growth, International Equity and Small Company Equity Funds intends to limit any borrowings (including reverse repurchase agreements) to not more than 33% of the value of its total assets at the time of such borrowing, and (b) mortgage dollar rolls and U.S. Treasury rolls entered into by the Asset Allocation Fund that are not accounted for as financings shall not constitute borrowings.

3. The carryover paragraph on pages 50-51 of the Statement of Additional Information is amended to read as follows:

               With respect to Investment Limitation No. 34 above, (a) each of the Short-Term Bond, Intermediate Government Income and High Quality Bond Funds intends to limit any borrowings (including reverse repurchase agreements) to not more than 10% of the value of its total assets at the time of such borrowing, and (b) mortgage dollar rolls and U.S. Treasury rolls entered into by a Fund that are not accounted for as financings shall not constitute borrowings.

                                 THE GALAXY FUND

                            GALAXY MONEY MARKET FUND
                            GALAXY U.S. TREASURY FUND
                             GALAXY TAX-EXEMPT FUND
                           GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                          GALAXY HIGH QUALITY BOND FUND
                     GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                          GALAXY ASSET ALLOCATION FUND
                          GALAXY GROWTH AND INCOME FUND
                        GALAXY INTERNATIONAL EQUITY FUND


                                   BKB SHARES

                         SUPPLEMENT DATED JUNE 20, 2000
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2000


1. The following paragraphs are added to the section entitled "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations" immediately after the paragraph entitled "Bank Investment Contracts" on page 41 of the Statement of Additional Information:

          U.S. TREASURY ROLLS

               The Asset Allocation, Short-Term Bond, Intermediate Government Income and High Quality Bond Funds may hold certain investments in connection with U.S. Treasury rolls. In U.S. Treasury rolls, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. Each Fund intends, however, to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. Each Fund will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price.

               For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into U.S. Treasury rolls that are accounted for as a financing.

2. The first full paragraph following the numbered paragraphs on page 46 of the Statement of Additional Information is amended to read as follows:

               With respect to Investment Limitation No. 19 above, (a) each of the Short-Term Bond, Intermediate Government Income and High Quality Bond Funds intends to limit any borrowings (including reverse repurchase agreements) to not more than 10% of the value of its total assets at the time of such borrowing, and (b) mortgage dollar rolls and U.S. Treasury rolls entered into by a Fund that are not accounted for as financings shall not constitute borrowings.

3. The first full paragraph following the numbered paragraphs on page 50 of the Statement of Additional Information is amended to read as follows:

               With respect to Investment Limitation No. 45 above, (a) each of the Asset Allocation and International Equity Funds intends to limit any borrowings (including reverse repurchase agreements) to not more than 33% of the value of its total assets at the time of such borrowing, and (b) mortgage dollar rolls and U.S. Treasury rolls entered into by the Asset Allocation Fund that are not accounted for as financings shall not constitute borrowings.


                                      -2-